Document And Entity Information	Oct. 28, 2024
Document Information [Line Items]
Entity, Registrant Name	PARKERVISION, INC.
Document, Type	8-K
Document, Period End Date	Oct. 28, 2024
Current Fiscal Year End Date	--12-31
Entity, Incorporation, State or Country Code	FL
Entity, File Number	000-22904
Entity, Tax Identification Number	59-2971472
Entity, Address, Address Line One	4446-1A Hendricks Avenue
Entity, Address, Address Line Two	Suite 354
Entity, Address, City or Town	Jacksonville
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	32207
City Area Code	904
Local Phone Number	732-6100
Soliciting Material	false
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000914139